T. ROWE PRICE Retirement 2050 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 3.4%
T. Rowe Price Funds:
New Income Fund  151,957 2,155 9,195 14,918,683 146,800
U.S. Treasury Long-Term Index
Fund  58,887 1,003 5,936 5,010,580 59,175
International Bond Fund (USD
Hedged)  51,281 704 3,940 4,727,583 48,221
Dynamic Global Bond Fund  34,265 617 2,043 3,233,631 31,754
High Yield Fund  6,976 115 5,015 287,261 1,931
Emerging Markets Bond Fund  5,804 85 4,374 128,502 1,470
Total Bond Mutual Funds (Cost $283,263) 289,351
EQUITY MUTUAL FUNDS 95.5%
T. Rowe Price Funds:
Value Fund  1,788,967 9,445 96,243 33,815,543 1,741,839
Growth Stock Fund (2) 1,541,284 12,854 54,294 13,992,879 1,650,320
Equity Index 500 Fund  780,358 65,538 55,564 6,977,109 835,090
International Value Equity Fund  661,864 16,339 35,792 39,167,212 631,767
Overseas Stock Fund  637,178 11,337 30,613 45,209,331 611,230
International Stock Fund  602,095 3,106 26,012 25,199,981 573,300
Mid-Cap Growth Fund  320,245 3,312 13,050 2,531,294 330,233
Mid-Cap Value Fund  355,673 1,708 27,425 8,896,073 309,672
Emerging Markets Stock Fund  334,664 1,695 24,361 5,281,232 284,975
Small-Cap Stock Fund  227,615 5,645 9,801 3,098,877 231,207
Real Assets Fund  225,151 2,426 11,653 14,510,595 215,337
Small-Cap Value Fund  213,507 1,096 8,990 3,246,219 208,407
New Horizons Fund (2) 182,110 1,363 5,764 2,070,511 202,186
Emerging Markets Discovery
Stock Fund  127,603 44,953 5,432 10,179,270 164,192
U.S. Large-Cap Core Fund  123,144 768 6,981 3,350,879 124,787
Total Equity Mutual Funds (Cost $4,953,720) 8,114,542
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund (2) 986 20,000 19,998 10,193 989
Total Other Mutual Funds (Cost $989) 989

T. ROWE PRICE Retirement 2050 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.1%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 114,594 89,851 112,308 92,137,486 92,137
Total Short-Term Investments (Cost $92,137) 92,137
Total Investments in Securities 100.0%
(Cost $5,330,109) $ 8,497,019
Other Assets Less Liabilities (0.0)% (1,129)
Net Assets 100.0% $ 8,495,890
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2050 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 71 MSCI EAFE Index contracts 9/21 (8,348) $ 53
Short, 326 Russell 2000 E-Mini Index contracts 9/21 (37,021) 783
Short, 136 S&P 500 E-Mini Index contracts 9/21 (30,739) (598)
Net payments (receipts) of variation margin to date (273)
Variation margin receivable (payable) on open futures contracts $ (35)

T. ROWE PRICE Retirement 2050 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 84 $ (1,085) $ 297
Emerging Markets Bond Fund  72 (45) 53
Emerging Markets Discovery Stock Fund  234 (2,932) —
Emerging Markets Stock Fund  10,077 (27,023) —
Equity Index 500 Fund  12,208 44,758 2,724
Growth Stock Fund  36,398 150,476 —
High Yield Fund  194 (145) 79
International Bond Fund (USD Hedged)  72 176 252
International Stock Fund  8,024 (5,889) —
International Value Equity Fund  2,920 (10,644) —
Mid-Cap Growth Fund  4,927 19,726 —
Mid-Cap Value Fund  5,349 (20,284) —
New Horizons Fund  3,854 24,477 —
New Income Fund  274 1,883 736
Overseas Stock Fund  6,207 (6,672) —
Real Assets Fund  1,235 (587) —
Small-Cap Stock Fund  2,758 7,748 —
Small-Cap Value Fund  3,034 2,794 —
Transition Fund  2 1 —
U.S. Large-Cap Core Fund  925 7,856 —
U.S. Treasury Long-Term Index Fund  (1,194) 5,221 297
Value Fund  34,296 39,670 —
U.S. Treasury Money Fund, 0.06% — — 18
Totals $ 131,950# $ 229,480 $ 4,456+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4,456 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2050 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2050 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2050 Fund

Level 2 –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F166-054Q1 08/21